Concentrations of Credit Risk and Major Customers	6 Months Ended
Jun. 30, 2022
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 14 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. As of June 30, 2022 and December 31, 2021, substantially all of the Company’s cash were placed with high credit quality financial institutions. The Company have not experienced any losses in such accounts during the six months ended June 30, 2022. As for accounts receivable, almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

For the six months ended June 30, 2022, five customers accounted for 32%, 15%, 15%, 13% and 12% of the Company’s revenues, respectively. For the six months ended June 30, 2021, no customers accounted for more than 10% of the Company’s revenues.

As of June 30, 2022, the Company had accounts receivable of $54,988,661, and three customers accounted for 72%, 16%, 11% of the Company’s accounts receivable, respectively. As of December 31, 2021, the Company had accounts receivable of $2,608,325, and two customers accounted for 60% and 40% of the Company’s accounts receivable, respectively.

Suppliers

For the six months ended June 30, 2022, four suppliers accounted for 49%, 13%, 13% and 11% of the Company’s cost of revenues, respectively. For the six months ended June 30, 2021, no supplier accounted for more than 10% of the Company’s cost of revenues.

As of June 30, 2022, the Company had accounts payable balance of $42,169,789, and three suppliers accounted for 28%, 24% and 25% of the Company’s accounts payable, respectively. As of December 31, 2021, the Company had accounts payable of $14,116,569, and three suppliers accounted for 37%, 31%, 31% of the Company’s accounts payable, respectively.